BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL STATEMENTS
                                      AND
                             FINANCIAL HIGHLIGHTS

                               DECEMBER 31, 2001

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)




                                   CONTENTS


                                                                    Page

Independent Auditors' Report                                          1

Financial Statements and Notes
  Statement of Assets and Liabilities                                 2
  Schedule of Investments in Securities                             3 - 6
  Statement of Operations                                             7
  Statements of Changes in Net Assets                                 8
  Notes to Financial Statements                                     9 - 12

Financial Highlights                                                 13

                         INDEPENDENT AUDITORS' REPORT



To the Partners and Board of Directors
BMO Partners Fund, L.P.
(A Delaware Limited Partnership):


We have audited the accompanying statement of assets and liabilities of BMO Partners Fund, L.P. (A Delaware Limited Partnership), including the schedule of investments in securities, as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BMO Partners Fund, L.P. as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                         REMINICK, AARONS & COMPANY, LLP

New York, New York
February 21, 2002

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001

Assets
  Investments in securities, at fair value
    (cost $13,871,315)                                           $ 27,587,889
  Cash equivalents                                                  1,764,935
  Receivables
    Dividends and interest                                             28,922
    Due from investment adviser                                        43,999
                                                                  -----------

      Total assets                                                 29,425,745
                                                                  -----------

Liabilities
  Accrued liabilities                                                  60,000
                                                                  -----------
      Total liabilities                                                60,000
                                                                  -----------
Net assets                                                       $ 29,365,745
                                                                  ===========

Analysis of Net Assets:
  Partners' capital contributions and withdrawals, net            $ 5,197,876
  Accumulated net investment income and net realized
    gain on investments                                            10,451,295
  Accumulated net unrealized appreciation                          13,716,574
                                                                  -----------
  Net assets (equivalent to $10.16 per unit based
    on 2,888,957 units outstanding)                              $ 29,365,745
                                                                  ===========




  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)


                     SCHEDULE OF INVESTMENTS IN SECURITIES

                               DECEMBER 31, 2001


                                              Principal
                                               Amount or            Fair
                                                Shares              Value
                                              ----------         ----------

Securities by industry
Common stocks (92.59%) (a)
  Energy (6.14%)
    Oil and gas
      Burlington Resources Inc.                  27,142           $ 1,018,911
      Noble Drilling                             23,000               782,920
                                                                  -----------
                                                                    1,801,831
                                                                  -----------

  Industrials (41.46%)
    Aerospace and defense
      Raytheon Co.                               16,000               519,520

    Building products
      Crane Co.                                  31,115               797,789

    Electrical equipment
      Emerson Electric Company                   15,500               885,050
      Garmin Ltd.                                16,700               356,044
      Hubbell Inc. Cl B                          15,600               458,328
      Ucar International Inc.                    65,000               695,500
      Molex Incorporated                         39,118             1,058,142

    Industrial Conglomerates
      Tyco International Ltd.                    30,660             1,805,874
      General Electric Company                   20,820               834,465
      Agco Corporation                           25,700               405,546
      Idex Corporation                            6,910               238,395
      Roper Industries Inc.                      30,490             1,509,255



  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                               DECEMBER 31, 2001


                                              Principal
                                               Amount or            Fair
                                                Shares              Value
                                              ----------          --------

Securities by industry (continued)
Common stocks (92.59%) (a) (continued)
  Industrials (41.46%) (continued)
    Air freight and couriers
      FedEx Corporation                         15,700             814,516

    Road and rail
      Union Pacific Corp.                        9,900             564,300

    Telecommunications - capital goods
      AT&T Liberty Media Group Class 'A'        87,940           1,231,160
                                                                ----------
                                                                12,173,884
                                                                ----------
  Consumer discretionary (3.44%)
    Media
      Scholastic                                20,060           1,009,620
                                                                ----------

  Healthcare (14.07%)
    Pharmaceuticals
      Abbott Laboratories                       22,720           1,266,640
      Johnson & Johnson                         24,000           1,418,400
      Pfizer                                    29,550           1,177,567
      Vertex Pharmaceuticals, Inc.              11,000             270,490
                                                                ----------
                                                                 4,133,097
                                                                ----------


  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                               DECEMBER 31, 2001


                                              Principal
                                               Amount or            Fair
                                                Shares              Value
                                              ----------          --------


Securities by industry (continued)
Common stocks (92.59%) (a) (continued)
  Financials (10.30%)
    Banks
      Dime Bancorp, Inc. - warrants             21,540              3,231
      Seacoast Banking Corp.                     8,320            386,048

    Diversified Financials
      American Express Co.                      29,070          1,037,508
      Citigroup Inc.                            11,564            583,751
      Berkshire Hathaway Inc., Class 'B'           197            497,425
      Leucadia National Corp.                   17,880            516,196
                                                               ----------
                                                                3,024,159
                                                               ----------
  Insurance (11.88%)
      American International Group, Inc.         26,790         2,127,126
      Arch Cap Group Ltd.                        18,000           463,500
      HCC Insurance Holding, Inc.                32,550           896,752
                                                               ----------
                                                                3,487,378
                                                               ----------
  Information technology (1.73%)
    Electronic equipment and instruments
      Mercury Computer Systems, Inc.             13,000           508,430
                                                               ----------

  Telecommunications services (1.56%)
    Diversified Telecom
      Worldcom Inc.                              30,000           422,400
      Williams Communications                    15,543            36,526
                                                               ----------
                                                                  458,926
                                                               ----------


  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                               DECEMBER 31, 2001


                                                  Principal
                                                   Amount or            Fair
                                                    Shares              Value
                                                  ----------          --------


Securities by industry (continued)
Common stocks (92.59%) (a) (continued)
  Utilities (2.01%)
    Multi-Utilities
      The Williams Companies, Inc.                 23,200              592,064
                                                                  ------------

          Total common stocks                                       27,189,389
                                                                  ------------

U.S. government obligations (1.36%) (a)
  Fixed income
    U.S. government and agency bonds
      United States Treasury Note DD 11/15/98
      4.750% due 11/15/08                         400,000              398,500
                                                                  ------------

      Total - 93.95% (cost $13,871,315)                           $ 27,587,889
                                                                  ============


 (a)  Percentage of net assets on the statement of assets and liabilities.





  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 2001



Investment income
  Dividends                                                          $ 297,670
  Interest                                                              18,961
                                                                  ------------
      Total income                                                     316,631
                                                                  ------------

Expenses
  Professional fees                                                    214,500
  Directors' fees                                                       14,000
  Banking and custodial fees                                            14,500
  Filing fees                                                            6,837
  Investment advisory fees                                               5,586
                                                                  ------------
      Total expenses                                                   255,423
                                                                  ------------

  Recovery of investment advisory fee overpayment                      (49,585)
                                                                  ------------
      Net expenses                                                     205,838
                                                                  ------------
      Net investment income                                            110,793
                                                                  ------------
Realized and unrealized loss from investments
  Net realized loss from investments                                  (189,095)
  Net change in unrealized depreciation on investments              (1,278,550)
                                                                  ------------
      Net realized and unrealized loss from investments             (1,467,645)
                                                                  ------------
Net decrease in net assets resulting from operations              $ (1,356,852)
                                                                  ============





  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                      STATEMENTS OF CHANGES IN NET ASSETS

                    YEARS ENDED DECEMBER 31, 2001 AND 2000



                                                           2001           2000
                                                        --------        -------

(Decrease) increase in net assets from operations
  Investment income - net                          $    110,793     $    24,725
  Net realized (loss) gain from investments            (189,095)      2,295,626
  Net change in unrealized (depreciation)
    appreciation on investments                      (1,278,550)        260,954
                                                   ------------      ----------

      Net (decrease) increase in net assets
        resulting from operations                    (1,356,852)      2,581,305

Unit share transactions, net                           (921,655)     (2,320,689)
                                                   ------------      ----------

Total (decrease) increase                            (2,278,507)        260,616

Net assets - beginning of year                       31,644,252      31,383,636
                                                   ------------      ----------

Net assets - end of year                           $ 29,365,745   $  31,644,252
                                                   ============   =============







  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

         Nature of Business

         BMO Partners Fund, L.P. ("Partnership") is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Partnership was organized under the laws of the State of Delaware in 1991 as a limited partnership for the purpose of investing in publicly traded equity and debt securities. The Partnership maintains its general office in New York City.

         Security Valuation

         Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

         Repurchase Offers

         The Partnership has adopted a fundamental policy pursuant to which each fiscal quarter, the Partnership will offer to repurchase at least 5% and up to 25% of its Units, as determined by the Board of Directors. The repurchase price shall be the per unit net asset value on the repurchase pricing date, which shall be the last business day of the calendar quarter, and payment for all units repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date.

         The repurchase offers for the year ended December 31, 2001 were as follows:


                 Date of                Repurchase                             Amount
            Repurchase Offer           Offer Amount            Units          Tendered         Date Paid
            -----------------          ------------            -----          --------         ---------

        November 17, 2000              Up to 25% of           179,705        $1,907,462       January 2001
                                     outstanding units
        February 22, 2001              Up to 25% of            41,024         $ 396,475        April 2001
                                     outstanding units
        May 23, 2001                   Up to 25% of            65,087         $ 656,963        July 2001
                                     outstanding units
        August 24, 2001                Up to 25% of            76,497         $ 692,030        October 2001
                                     outstanding units
        November 17, 2001              Up to 25% of            55,167         $ 559,180        January 2002
                                     outstanding units

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Cash Equivalents

         Cash equivalents consist of amounts held in money market accounts whose fair value approximates their carrying amount. At December 31, 2001 and throughout the year, the Partnership maintained balances in excess of federally insured limits. The Partnership has not experienced any losses in such accounts and believes it is not subject to any significant credit risk with respect to cash equivalents.

         Income Taxes

         The Partnership's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies.

         As a limited partnership, the partners are required to include their proportionate share of the Partnership's taxable income or loss on their respective income tax returns. Accordingly, there is no provision for federal, state or city income taxes in these financial statements.

         The Partnership is not subject to the New York City unincorporated business tax since its sole activity is investing for its own account.

         Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires the general partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Other

         The Partnership records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on a specific identification basis.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS


NOTE 2 - INVESTMENT TRANSACTIONS

         Purchases and sales of investment securities (excluding U.S. government obligations) were $3,092,279 and $2,196,820, respectively.

         The U.S. federal income tax basis of the Partnership's investments at December 31, 2001 was $13,871,315 and net unrealized appreciation for U.S. federal income tax purposes was $13,716,574.

NOTE 3 - UNIT SHARE TRANSACTIONS

         As of December 31, 2001 and 2000, there were 2,888,957 and 2,976,509 units issued, respectively. Transactions in units were as follows:


                                                  Unit Shares                        Amount
                                         -----------------------------   ----------------------------
                                               2001           2000             2001            2000
                                         ---------------- ------------   ----------------  ----------
         Units/Amount Sold
           Pre-unitized
           accounting method                         -               -    $          -      $   619,608


           Post-unitized
           accounting method                   274,761         119,507       2,731,275        1,256,011
                                           -----------    ------------    ------------      -----------
                                               274,761         119,507       2,731,275        1,875,619
                                           -----------    ------------    ------------      -----------

         Units/Amount Redeemed
           Pre-unitized
           accounting method                         -               -               -        3,413,519


           Post-unitized
           accounting method                   362,313         75,268        3,652,930          782,789
                                          ------------    -----------      -----------      -----------
                                               362,313         75,268        3,652,930        4,196,308
                                          ------------    -----------      -----------      -----------
           Net (decrease)
             increase                          (87,552)        44,239       $ (921,655)     $(2,320,689)
                                          ============    ===========       ==========      ===========

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS


NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE

         The Partnership receives investment management and advisory services under a management agreement (the "Agreement") that provides for fees to be paid at an annual rate of 1% of the first $5,000,000 in net assets, 0.75% on the second $5,000,000 in net assets, and 0.50% on net assets over $10,000,000. A partner of the Partnership is also a partner of the investment adviser.

         The current agreement provides for an expense reimbursement from the investment adviser if the Partnership's total expenses exceed .93% of the Partnership's net asset value. The expense cap limitation is at the discretion of the investment adviser and the Board of Directors and can be waived voluntarily at any time. During 2001, there was a $49,585 overpayment of investment advisory fees applicable to the prior year that were offset by $5,586 of advisory fees earned by the investment adviser during the year ended December 31, 2001. This overpayment amounted to .16% of average net asset value. The net amount of $43,999 is reflected in the statement of assets and liabilities at December 31, 2001 as due from investment adviser and was fully repaid by the investment adviser on February 21, 2002.

NOTE 5 - BOARD OF DIRECTORS FEES

         Directors are compensated at an annual retainer rate of $3,000 plus $500 per meeting attended plus out-of-pocket expenses. Board of directors fees paid for the year ended December 31, 2001 were $14,000.

NOTE 6 - CONCENTRATIONS OF CREDIT RISK

         Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash equivalents and investments. The Partnership maintains cash and cash equivalents, short and long-term investments and other financial instruments at a major financial institution.


                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL HIGHLIGHTS


                                                                               Year Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         2001            2000*          1999            1998            1997
                                                     ------------      ---------     -----------    ------------    ------------

Per Unit Share Operating Performance
  (For a unit share outstanding throughout the period):


  Net asset value, beginning of period                $ 10.71           $ 10.00          *                *               *
                                                      -------           -------

Income (loss) from investment operations:
  Net investment income                                  0.04              0.01          *                *               *
  Net realized and unrealized (loss) gain
    on investment transactions                          (0.59)             0.70          *                *               *
                                                      -------           -------

      Total (loss) income from investment
        operations                                      (0.55)             0.71          *                *               *
                                                      -------           -------

Net asset value, end of year                          $ 10.16           $ 10.71          *                *               *
                                                      =======           =======

Total return                                            (5.14)%            7.10%         *                *               *

Supplemental Data:
  Net assets, end of year                         $29,365,745       $31,644,252    $31,383,636      $30,174,970      $26,684,974

  Ratio to average net assets:
    Expenses                                             0.67%**           0.99%          0.81%            0.78%            0.90%
    Net investment income                                0.36%**           0.08%          0.52%            0.85%            0.72%
  Portfolio turnover rate                                7.62%            27.19%         15.91%           15.09%           19.65%


* Per unit share operating performance is not presented for the years 1999, 1998 and 1997 due to the conversion of partners' contributions into investment units in 2000. The fund became a registered investment fund as of May 9, 2000 and began utilizing the unitized net asset value method after this date.
  Thus, the per unit share operating performance calculation is not applicable for periods prior to May 9, 2000.

** Such percentages are after advisory fee overpayments equal to .16% of average net assets in 2001.




  The accompanying notes are an integral part of these financial statements.

                                Fund Management

     The business and affairs of the Fund are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                                    Number of
                                                                                  Portfolios in
                                                                                   Fund Complex
                                                                 Principal         Overseen by            Other
                                           Term of Office      Occupation(s)         Director         Trusteeships/
 Name, Address and    Position(s) Held     and Length of       During Past 5      (Including the      Directorships
        Age             with the Fund      Time Served(1)          Years               Fund)         Held by Director
--------------------- ------------------ ------------------- ------------------ ------------------- -------------------

-----------------------------------------------------------------------------------------------------------------------
                                           DISINTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------

John D. Twiname       Director and       Since 1999          Minister                   1                  None
307 East 60th Street  Member of Audit
New York, NY          Committee
10022-1505
Age:  70

Margaret Ann Johnson  Director and       Since 1999          Housewife                  1                  None
149 East 73rd Street  Member of Audit
New York, NY  10021   Committee
Age:  55

-----------------------------------------------------------------------------------------------------------------------
                                             INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------

John C. Beck(2)       Chairman of the    Since 1999          Member, Beck,              1               Chubb Inc.
17 New Street         Board of                               Mack & Oliver LLC
Katonah, NY   10536   Directors,
Age:  69              President and
                      Chief Executive
                      Officer

-----------------------------------------------------------------------------------------------------------------------
                                       OFFICER(S) WHO ARE NOT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------

Dan I. Abrams         Treasurer and      Since 1999          Member, Beck,             N/A                 N/A
15 Carstensen Road    Chief Financial                        Mack & Oliver LLC
Scarsdale, NY  10583  Officer
Age:  62

Walter K. Giles       Vice President     Since 2000          Member, Beck,             N/A                 N/A
12 Berkeley Place     and Secretary                          Mack & Oliver LLC
Montclair, NJ
07042
Age:  41

Jonathan D. Gross     Vice President     Since 2001          Member, Beck,             N/A                 N/A
38 Shingle House                                             Mack & Oliver LLC
Road
Millwood, NY 10546
Age:  45


---------------------

(1) Each Director and Officer serves for an indefinite term, until his/her successor is duly elected and qualified.

(2) Mr. Beck is deemed to be an "interested person" of the Fund as the term is defined in the Investment Company Act of 1940, as amended, as a result of his position with Beck, Mack & Oliver LLC.
